EQUITY METHOD	9 Months Ended
Sep. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD

NOTE 20 — EQUITY METHOD

As of September 30, 2022 and 2021, the Company holds 48.81% of ASC TECH Agent. Accordingly, the Company applies equity method to its investment. For the nine months ended September 30, 2023 and 2022 (unaudited), net income from ASC TECH agent is recognized as equity in earnings of investee of $11,640 of loss and $4,126 of profit in the consolidated statements of operations and comprehensive income (loss).

During the nine months ended September 30, 2023, the Company derecognized investment in ASC Tech agent and derecognized the debt to Shuhei. Accordingly, the Company recognized loss on sale of investment securities of $666,641 which is equal to the difference between the investment carrying amount and debt settled.